Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Aug. 26, 2021
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days
Lease term	5 years
Obligation at end of lease term		$ 2,070
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days
Lease term	10 years
Obligation at end of lease term		$ 3,450